Supplemental Selected Quarterly Financial Information (Schedule Of Supplemental Selected Quarterly Financial Information) (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Selected Quarterly Financial Information [Abstract]
Total revenues	$ 283,873		$ 265,847		$ 260,029		$ 245,072		$ 241,945		$ 228,819		$ 207,984		$ 197,738		$ 1,054,821	$ 876,486	$ 780,449
Gross profit	93,706	[1]	89,669	[1]	88,895	[1]	78,503	[1]	78,326	[2]	68,550	[2]	70,274	[2]	64,049	[2]	350,773	281,199	244,362
Net income (loss)	4,696		7,593		13,406		9,499		5,716		(8,982)		14,765		9,148		35,194	20,647	43,262
Net income (loss) attributable to controlling interests and available to common stockholders	5,522		8,064		13,989		9,565		7,467		(8,408)		15,327		9,430		37,140	23,816	43,591
Basic net income (loss) per common share	$ 0.12		$ 0.18		$ 0.31		$ 0.22		$ 0.16		$ (0.19)		$ 0.34		$ 0.21		$ 0.83	$ 0.52	$ 0.97
Diluted net income (loss) per common share	$ 0.12		$ 0.18		$ 0.31		$ 0.21		$ 0.16		$ (0.19)		$ 0.33		$ 0.21		$ 0.82	$ 0.52	$ 0.96
Depreciation, accretion, and amortization of intangible assets	$ 27,100		$ 23,900		$ 24,700		$ 23,800		$ 24,500		$ 22,800		$ 19,900		$ 20,000		$ 99,479	$ 87,177	$ 74,740

[1]	Excludes $23.8 million, $24.7 million, $23.9 million and $27.1 million of depreciation, accretion, and amortization of intangible assets for the quarters ended March 31, June 30, September 30, and December 31, respectively.
[2]	Excludes $20.0 million, $19.9 million, $22.8 million and $24.5 million of depreciation, accretion, and amortization of intangible assets for the quarters ended March 31, June 30, September 30, and December 31, respectively.